Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP Prud ESP
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of The Prudential Employee Savings Plan (the “Plan” or “PESP”) provides only general information. Participants should refer to the Plan documents and Summary Plan Description for a more complete description of the Plan’s provisions.

General
The Plan is a defined contribution plan generally covering all United States employees and statutory agents of The Prudential Insurance Company of America (the “Company”) and its participating affiliates. Each eligible employee may enroll in the Plan at any time, starting on their first day of employment. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

Contributions
Employee contributions: Each year, participants may contribute from 1% to 50% of eligible earnings, as defined in the Plan, in any combination of before-tax, Roth 401(k) (after-tax contributions), and/or traditional after-tax contributions. Participants who have attained age 50 by the end of the Plan year are eligible to make catch-up contributions. Participants direct the investment of their contributions into various investment options offered by the Plan. The Plan includes an auto-enrollment provision whereby all newly eligible employees are automatically enrolled in the Plan unless they affirmatively elect not to participate in the Plan. Automatically enrolled participants have their deferral rate set at 4% of eligible compensation, which is characterized as Roth 401(k) and invested in a designated qualified default investment alternative fund, until changed by the participant. Participants may elect to increase, decrease or stop their contributions at any time, subject to the Company’s Personal Securities Trading Policy and Internal Revenue Service ("IRS") rules.

Rollover contributions: Participants may contribute amounts representing distributions from other qualified defined benefit or defined contribution plans (rollover). Participants may also elect to rollover all or a portion of their vested Plan account that is then available for distribution or in-service withdrawal into Roth (after-tax) funds. Participants are required to pay income taxes on the amount rolled over and, assuming the applicable holding period and distribution requirements are satisfied, the Roth In-Plan Rollover held in the Plan together with subsequent investment earnings will not be subject to Federal income taxes at the time of distribution. Roth In-Plan Rollovers, totaling $7,036,973 in 2025, are included in "Rollover" and "Benefits paid to participants" in the Statement of Changes in Net Assets Available for Benefits.

Employer contributions: The Company matches 100% of before-tax and Roth 401(k) contributions up to a maximum of 4% of eligible earnings. In addition to matching contributions, the Company may, in its sole discretion, make discretionary contributions in a given plan year to eligible participants. Traditional after-tax and catch-up contributions are not matched.

Contributions are subject to certain limitations imposed by applicable provisions of the Plan and the Internal Revenue Code of 1986, as amended (“IRC”), including compliance with applicable statutory limits and non-discrimination rules.

Participant Accounts
Each participant’s account is credited with the participant’s contributions and allocations of (a) the employer’s matching contributions, and (b) the net earnings of the Plan investment options elected by the participant. Allocations are made pursuant to the terms of the Plan based on the participant’s eligible earnings and account balances. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.
Vesting
Participants are vested immediately in their before-tax, Roth 401(k), after-tax, and rollover contributions plus earnings thereon. Generally, participants become 100% vested in employer matching contributions upon the completion of three years of vesting service.

Vesting will be accelerated, and participants will be 100% vested in the employer’s matching contribution and earnings thereon upon reaching age 65, or as a result of death, or becoming totally disabled while an employee. A participant will be totally disabled for purposes of the Plan if he or she is eligible for long-term disability benefits.

Notes Receivable from Participants
Participants may borrow from their Before-Tax Contribution Account and Before-Tax Rollover Account a minimum of $500 up to a maximum equal to the lesser of $50,000 (reduced by the participant’s highest outstanding loan balance during the preceding twelve months in the Plan), 50% of their entire vested Plan account balance, or 100% of the value of the sum of the balance of the participant's Before-Tax Contribution Account and Before-Tax Rollover Account. The loans are secured by the balance in the participant's account.

The loan repayment period may range from one to five years and only one loan is permitted to be outstanding at any time. The loan interest rate, determined quarterly, is set at the prime rate, as defined in the Plan. Repayments of principal and interest related to the loan are credited to the participant’s account on a pro-rata basis based on their selected investment options. Special grandfathering rules apply to outstanding loans held by former participants in the Assurance Savings Plan that were transferred to the Plan as part of the plan merger.

Payment of Benefits
When employment with the Company and its affiliates ends, if the value of a vested participant’s account is in excess of $7,000, the participant may elect to (a) receive a lump sum distribution equal to the value of the participant’s vested interest in his or her account, (b) receive an annuity from the Company in the amount that can be purchased with the vested value in his or her account, (c) receive a combination of a single payment for less than the total vested value of his or her account plus an annuity, (d) receive partial distributions, or (e) delay taking a distribution of the vested value of his or her account until it is required by law. If the value of a terminated vested participant’s account is $7,000 or less, the participant may not defer distribution of his or her account.

Actively employed participants can take in-service withdrawals from PESP. The amount available for in-service withdrawals includes amounts credited to a participant’s After-Tax Contribution Account, After-Tax Rollover Account, Before-Tax Rollover Account, Roth 401(k) Rollover Account and Prior Company Matching Contributions Account. Participants who have attained age 59½ can also withdraw amounts from their Before-Tax Contribution Account, Roth 401(k) Account, and Roth In-Plan Contribution Account. Withdrawals are subject to a 10% Federal early distribution tax for participants less than 59½ years of age, in addition to the regular income tax that applies, except for After-Tax Contribution amounts. Other penalties may apply to Roth 401(k) and Roth In-Plan Rollover amounts if the withdrawals are not qualified distributions. Special rules apply to former Assurance Savings Plan participants.

Financial hardship withdrawals are available under the Plan. Participants may apply for a hardship withdrawal without first taking a loan from the Plan. To qualify for a hardship withdrawal under the Plan, participants must demonstrate that they need the money to meet an immediate and heavy financial need for which they have no other resources available to them.
Forfeitures
As of December 31, 2025 and 2024, forfeited non-vested amounts totaled $9,703,665 and $6,701,411, respectively. In accordance with IRS Regulations and the Plan document, these amounts will be used to restore non-vested amounts previously forfeited by rehired participants and to reduce future employer contributions; these amounts will also be used to pay permissible Plan expenses to the extent that the Company has not paid them. During the year ended December 31, 2025, the Company utilized $3,457,658 from forfeited non-vested accounts.

Plan Termination
Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and amend or terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants would become 100% vested in their employer contributions account.